STATEMENT OF FINANCIAL POSITION (USD $)	Aug. 31, 2013	May 31, 2013
ASSETS
Cash	$ 3,318	$ 23,400
Other Current Assets	852,248	981,000
Total Current Assets	855,566	1,004,400
Property, Plant and Equipment	942,250	942,250
Total Property, Plant and Equipment	942,250	942,250
Rights - Oil and Gas Leases	536,250	536,250
Trademarks	0	0
Incorporation Costs	195	70
Total Legal and Contractual	536,445	536,320
Total Intangible Assets	536,445	536,320
Bonds	0	0
Total Other Long Terms Assets	0	0
Total Other Assets	536,445	536,320
Total Assets	2,334,261	2,482,970
Accounts payable and accrued expenses	2,162,513	2,083,337
Loans payable	544,919	544,746
Convertible Promissory Notes, net of discount	433,728	393,818
Total Current Liabilities	3,141,160	3,021,901
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock, issued and outstanding	0	0
Paid in Capital at Par - Preferred Stock	0	0
Additional Paid in Capital - Preferred Stock	0	0
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares issued and outstanding	515,129,665	385,460,240
Paid in Capital at Par - Common Stock	51,513	38,546
Additional Paid in Capital - Common Stock	3,034,414	2,876,422
Deficit Accumulated During the Development Stage	(3,892,826)	(3,453,899)
Total Stockholders' Equity (Deficit)	(806,899)	(538,931)
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,334,261	$ 2,482,970